U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-
5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker        West Des Moines, IA      8/08/2006
Signature                   City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report,
 and all holdings are reported by other reporting manager(s).)
[  ] 13F  COMBINATIONS REPORT.  (Check here if a portion  of  the holdings for
this reporting manager are reported in this report and a  portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 205
Form 13F Information Table Value Total: $516,730

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

						         FORM 13F


                                                                          Item 6:Inv Discretion


               Item 1:                Item 2:   Item 3:  Item 4:  Item 5: (a)Sole(b)Shared(c)SharedItem 7: Item 8:
                                       Title              Total                   as def.   Other          Voting Auth (Shares)
           Name of Issuer             of Class   Cusip   Mktvalue Shares          Instr.V            Mgrs  (a)Sole(b)Share(c)None
ABBOTT LABORATORIES                     COM    002824100    4,207   96,473   x                                x
ABITIBI CONSOLIDATED INC                COM    003924107    1,321  482,200   x                                x
ADAPTEC INC                             COM    00651F108      484  111,500   x                                x
ADC TELECOMMUNICATIONS                  COM    000886309      779   46,198   x                                x
AFFILIATED COMPUTER SVCS-A              COM    008190100    1,822   35,300   x                                x
AGILENT TECHNOLOGIES INC                COM    00846U101      631   20,000   x                                x
ALCOA INC                               COM    013817101    1,695   52,382   x                                x
ALLSTATE CORP                           COM    020002101    2,113   38,610   x                                x
ALLTEL CORP                             COM    020039103      804   12,600   x                                x
ALTRIA GROUP INC                        COM    02209S103    7,670  104,458   x                                x
AMERICAN EXPRESS COMPANY                COM    025816109    5,051   94,900   x                                x
AMERICAN INT'L GROUP INC                COM    026874107    5,910  100,080   x                                x
AMERIPRISE FINANCIAL INC                COM    03076C106      842   18,844   x                                x
AMERUS GROUP CO                         PFD    03072M702      765   30,000   x                                x
AMGEN INC                               COM    031162100    2,645   40,544   x                                x
AMSOUTH BANCORPORATION                  COM    032165102    1,542   58,300   x                                x
ANHEUSER-BUSCH COS                      COM    035229103    2,511   55,078   x                                x
APACHE CORP                             COM    037411105    1,714   25,120   x                                x
APPLIED MATERIALS INC.                  COM    038222105      668   41,010   x                                x
AT&T INC                                COM    00206R102    1,822   65,341   x                                x
ATMOS ENERGY                            COM    049560105    2,439   87,400   x                                x
BANK OF AMERICA                         COM    060505104    6,572  136,634   x                                x
BANK OF NEW YORK CO INC                 COM    064057102    2,105   65,360   x                                x
BARRICK GOLD CORP                       COM    067901108    6,925  233,936   x                                x
BECTON DICKINSON & CO.                  COM    075887109    3,417   55,900   x                                x
BELO CORPORATION                        COM    080555105      959   61,500   x                                x
BEMIS CO INC                            COM    081437105    1,868   61,000   x                                x
BIOMET INC                              COM    090613100      607   19,400   x                                x
BJ SERVICES CO                          COM    055482103      991   26,600   x                                x
BLACKROCK PROVIDENT T-FUND               MF    09248U718    7,8857,884,790   x                                x
BOEING COMPANY                          COM    097023105    4,453   54,368   x                                x
BOK FINANCIAL CORPORATION               COM    05561Q201      805   16,200   x                                x
BOSTON SCIENTIFIC                       COM    101137107      202   12,000   x                                x
BP PLC                                  COM    055622104    1,992   28,620   x                                x
BRISTOL-MYERS SQUIBB CO                 COM    110122108    3,247  125,557   x                                x
CA INC                                  COM    12673P105      755   36,745   x                                x
CATERPILLAR INC                         COM    149123101    3,611   48,483   x                                x
CBS CORP                                COM    124857202      566   20,909   x                                x
CHEVRONTEXACO CORP                      COM    166764100    6,506  104,831   x                                x
CISCO SYSTEMS INC                       COM    17275R102    4,155  212,764   x                                x
CIT GROUP INC                           PFD    125581306      976   10,000   x                                x
CITIGROUP INC                           COM    172967101    8,332  172,724   x                                x
CMS ENERGY CORP                         COM    125896100      850   65,650   x                                x
COCA COLA ENTERPRISES                   COM    191219104      884   43,400   x                                x
COCA-COLA COMPANY                       COM    191216100    3,992   92,798   x                                x
COLGATE PALMOLIVE CO                    COM    194162103      899   15,000   x                                x
COMCAST CORP                            COM    20030N101    2,716   82,962   x                                x
COMPUWARE CORP                          COM    205638109      332   49,500   x                                x
CONAGRA FOODS INC                       COM    205887102    1,522   68,850   x                                x
CONOCOPHILLIPS                          COM    20825C104    9,445  144,133   x                                x
DARLING INTERNATIONAL INC               COM    237266101    6,6321,463,909   x                                x
DEAN FOODS CO                           COM    242370104    1,315   35,352   x                                x
DEERE & CO                              COM    244199105      835   10,000   x                                x
DELL INC                                COM    24702R101    1,394   57,123   x                                x
DISNEY (WALT) COMPANY                   COM    254687106    1,915   63,844   x                                x
DOMINION RESOURCES INC/VA               COM    25746U109    1,470   19,660   x                                x
DOW CHEMICAL                            COM    260543103    1,623   41,593   x                                x
DU PONT (E.I.) DE NEMOURS               COM    263534109    3,560   85,569   x                                x
ECI TELECOM LTD                         COM    268258100      242   30,000   x                                x
ELECTRONIC DATA SYSTEMS CORP            COM    285661104      671   27,900   x                                x
EMC CORP                                COM    268648102    2,082  189,788   x                                x
EMERSON ELECTRIC                        COM    291011104      573    6,840   x                                x
ENTERGY MISSISSISPPI INC                PFD    29364N850    1,213   50,000   x                                x
EQUITRUST MONEY MARKET FUND              MF    294938105    1,1961,196,127   x                                x
EQUITRUST SERIES FUND, INC               MF    294937701    1,726  122,398   x                                x
EQUITRUST SERIES FUND, INC               MF    294937800      156   15,477   x                                x
EQUITRUST SERIES FUND, INC               MF    294937867    2,4112,411,336   x                                x
EQUITRUST SERIES FUND, INC               MF    294937875      162   10,320   x                                x
EQUITRUST SERIES FUND, INC               MF    294937883    1,033  108,764   x                                x
EVERGREEN INST TREAS MMKT-IV             MF    299920439       25   25,272   x                                x
EXELON CORP                             COM    30161N101    2,454   43,173   x                                x
EXXON MOBIL CORPORATION                 COM    30231G102    8,000  130,404   x                                x
FED HOME LOAN MTG CORP                  COM    313400301      885   15,520   x                                x
FEDERAL NATIONAL MTG ASSN               COM    313586109    1,175   24,426   x                                x
FEDERAL NATIONAL MTG ASSN               PFD    313586794    2,416   45,000   x                                x
FEDERAL SIGNAL CORP                     COM    313855108    1,385   91,500   x                                x
FEDERATED DEPT STORES INC               COM    31410H101    1,014   27,700   x                                x
FIRST DATA CORP                         COM    319963104      410    9,100   x                                x
FISHER SCIENTIFIC INTL                  COM    338032204    1,800   24,640   x                                x
FRED'S INC                              COM    356108100    1,786  133,800   x                                x
GENERAL ELECTRIC COMPANY                COM    369604103   11,731  355,903   x                                x
GENERAL MILLS INC                       COM    370334104      439    8,500   x                                x
GENERAL MOTORS CORPORATION              COM    370442105      843   28,299   x                                x
GENWORTH FINANCIAL INC                  PFD    37247D403      960   20,000   x                                x
GLAXOSMITHKLINE PLC-ADR                 COM    37733W105    1,261   22,600   x                                x
GLOBAL INDUSTRIES LTD                   COM    379336100      170   10,200   x                                x
H & Q LIFE SCIENCES                      MF    404053100    1,143   74,150   x                                x
HASBRO INC                              COM    418056107      607   33,500   x                                x
HEALTH MGMT ASSOCIATES INC              COM    421933102    1,159   58,800   x                                x
HELEN OF TROY LTD                       COM    G4388N106      828   45,000   x                                x
HEWLETT-PACKARD CO.                     COM    428236103    3,096   97,732   x                                x
HIGHWOODS PROPERTIES INC                COM    431284108    1,614   44,600   x                                x
HOME DEPOT INC                          COM    437076102    1,777   49,651   x                                x
HONEYWELL INTERNATIONAL INC             COM    438516106    6,874  170,561   x                                x
INGERSOLL-RAND CO-A                     COM    G4776G101    3,706   86,625   x                                x
INTEL CORP                              COM    458140100    3,071  162,062   x                                x
INTERSTATE P&L CO                       PFD    461070872    5,658  185,500   x                                x
INT'L BUSINESS MACHINES CORP            COM    459200101    1,969   25,628   x                                x
ISHARES                                 COM    464287309    1,043   17,855   x                                x
ISHARES                                  MF    464287408    1,175   17,100   x                                x
ISHARES                                  MF    464287465    2,042   31,225   x                                x
ISHARES                                  MF    464287564    2,073   24,730   x                                x
ISHARES                                  MF    464287630    3,810   52,645   x                                x
ITT CORP                                COM    450911102    2,059   41,600   x                                x
JANUS GROWTH & INCOME FUND               MF    471023200    2,041   56,438   x                                x
JDS UNIPHASE CORP                       COM    46612J101       96   38,000   x                                x
JOHNSON & JOHNSON                       COM    478160104    9,027  150,646   x                                x
JONES APPAREL GROUP INC                 COM    480074103    1,073   33,750   x                                x
JP MORGAN CHASE & CO                    COM    46625H100    3,439   81,870   x                                x
JPMORGAN US TREAS PL MMK-AG              MF    4812C2$J1    2,7572,757,226   x                                x
JPMORGAN US TREAS PL MMK-AG              MF    4812C2742   63,41363,412,82   x                                x
KIMBERLY-CLARK                          COM    494368103    3,023   49,000   x                                x
KINDER MORGAN MANAGEMENT LLC            COM    49455U100    1,579   36,700   x                                x
KROGER CO                               COM    501044101    2,033   93,000   x                                x
KV PHARMACEUTICAL CO - CLASS A          COM    482740206      976   52,300   x                                x
LIFEPOINT HOSPITALS INC                 COM    53219L109    1,360   42,338   x                                x
LILLY (ELI) & CO                        COM    532457108    1,708   30,899   x                                x
MBIA INC                                COM    55262C100      981   16,749   x                                x
MCDONALDS CORPORATION                   COM    580135101    3,106   92,439   x                                x
MEDTRONIC INC                           COM    585055106    1,600   34,105   x                                x
MERCK & CO INC                          COM    589331107    3,702  101,608   x                                x
MERIDIAN GROWTH FUND INC                 MF    589619105    1,766   45,825   x                                x
METLIFE INC                             COM    59156R108    1,342   26,200   x                                x
METLIFE INC                             PFD    59156R504    1,546   60,000   x                                x
MICROSOFT CORP                          COM    594918104    6,259  268,624   x                                x
3M CO                                   COM    88579Y101    5,507   68,178   x                                x
MOCON INC                               COM    607494101      120   12,600   x                                x
MONEY MARKET OBLIGATIONS                 MF    60934N203      358  357,975   x                                x
MOTOROLA INC                            COM    620076109    1,284   63,704   x                                x
MYLAN LABORATORIES                      COM    628530107      831   41,525   x                                x
NASDAQ-100 SHARES                        MF    631100104    1,636   42,200   x                                x
NATIONAL CITY CORP                      COM    635405103    1,158   32,000   x                                x
NATIONAL WESTMINSTER BANK               PFD    638539AG1    5,1115,000,000   x                                x
NEW PLAN EXCEL REALTY TRUST             PFD    648053700    7,930  160,000   x                                x
NEW YORK COMMUNITY BANCORP              COM    649445103    2,113  128,000   x                                x
NEWS CORP INC                           COM    65248E104      863   44,980   x                                x
NOBLE CORP                              COM    G65422100      854   11,475   x                                x
NORTHERN INSTL                           MF    665278$PW      542  541,832   x                                x
NORTHERN INSTL                           MF    665278107    2,9672,966,664   x                                x
NORTHWEST PIPE COMPANY                  COM    667746101    1,182   46,700   x                                x
OCCIDENTAL PETROLEUM CO                 COM    674599105    3,261   31,800   x                                x
OLIN CORP                               COM    680665205      871   48,600   x                                x
ORACLE CORPORATION                      COM    68389X105    1,873  129,296   x                                x
PEPCO HOLDINGS INC                      COM    713291102    2,417  102,500   x                                x
PEPSICO INC                             COM    713448108    1,728   28,780   x                                x
PERKINELMER INC                         COM    714046109      575   27,500   x                                x
PFIZER INC                              COM    717081103    6,521  277,850   x                                x
PINNACLE WEST CAPITAL                   COM    723484101    2,259   56,600   x                                x
PRESTON CORP                          DEB CONV 741130AA6      294  306,000   x                                x
PRINCIPAL FINANCIAL GROUP               PFD    74251V201    9,972  100,000   x                                x
PRINCIPAL FINANCIAL GROUP               PFD    74251V300    5,320  200,000   x                                x
PROCTER AND GAMBLE CO.                  COM    742718109    4,080   73,388   x                                x
REGIONS TREASURY MONEY MARKET            MF    75913Q878       24   23,901   x                                x
ROWAN COMPANIES INC                     COM    779382100    2,345   65,900   x                                x
RR DONNELLEY & SONS CO                  COM    257867101    1,208   37,800   x                                x
SAFECO CORP                             COM    786429100      837   14,846   x                                x
SAFEWAY INC                             COM    786514208    2,233   85,900   x                                x
SAN DIEGO GAS & ELECTRIC                PFD    797440831      478   19,500   x                                x
SARA LEE CORP                           COM    803111103      601   37,500   x                                x
SCHERING-PLOUGH CORP                    COM    806605101    1,187   62,350   x                                x
SENSIENT TECHNOLOGIES CORP              COM    81725T100    1,409   67,400   x                                x
SG PREFERRED CAPITAL II                 PFD    784210304    2,591    2,500   x                                x
SOLECTRON CORP                          COM    834182107      182   53,300   x                                x
SONOCO PRODUCTS                         COM    835495102      978   30,899   x                                x
SOUTHERN CALIFORNIA EDISON              PFD    842400749      469    5,000   x                                x
SOUTHERN CALIFORNIA EDISON              PFD    842400756    1,484   15,000   x                                x
SOUTHERN CO                             COM    842587107    1,177   36,709   x                                x
SOVEREIGN CAPITAL TR V                  PFD    84604V204    1,034   40,000   x                                x
SPRINT NEXTEL CORP                      COM    852061100    1,860   93,032   x                                x
STANDARD AND POORS 500 INDEX            COM    78462F103    6,346   49,880   x                                x
STANLEY WORKS                           COM    854616109    1,558   33,000   x                                x
STRYKER CORP                            COM    863667101    1,356   32,200   x                                x
SURMODICS INC                           COM    868873100      350    9,700   x                                x
SYMANTEC CORP                           COM    871503108    1,041   66,980   x                                x
SYSCO CORP                              COM    871829107    1,568   51,300   x                                x
T ROWE PRICE GROWTH STOCK FUND           MF    741479109    1,089   38,044   x                                x
TARGET CORP                             COM    87612E106    1,585   32,425   x                                x
TARO PHARMACEUTICAL IND LTD             COM    M8737E108      295   27,800   x                                x
TEVA PHARMACEUTICAL-SP ADR              COM    881624209    1,848   58,514   x                                x
TEXAS INSTRUMENT                        COM    882508104    1,315   43,406   x                                x
TIME WARNER INC                         COM    887317105    2,618  151,354   x                                x
TORTOISE ENERGY CAPITAL CORP            COM    89147U100    1,367   63,422   x                                x
TRIBUNE CO                              COM    896047107      811   25,000   x                                x
U S BANCORP                             COM    902973304    2,372   76,827   x                                x
UNION PACIFIC CORP                      COM    907818108      930   10,000   x                                x
UNITED TECHNOLOGIES CORP.               COM    913017109    5,198   81,967   x                                x
UNIVERSAL HEALTH SVCS                   COM    913903100    1,829   36,383   x                                x
USB CAPITAL IX                          PFD    91731KAA8    1,9562,000,000   x                                x
VANGUARD EMERGING MKT                    MF    922042304    2,434  120,246   x                                x
VANGUARD EXPLORER FUND                   MF    921926200    1,641   22,537   x                                x
VANGUARD TOTAL INT'L INDEX               MF    921909602      624   39,952   x                                x
VERIZON COMMUNICATIONS                  COM    92343V104    3,528  105,336   x                                x
VIACOM INC                              COM    92553P201      782   21,819   x                                x
WACHOVIA CORP                           COM    929903102    4,294   79,400   x                                x
WACHOVIA PFD FUNDING                    PFD    92977V206      948   36,000   x                                x
WAL-MART STORES                         COM    931142103    5,717  118,687   x                                x
WASATCH SMALL CAP GROWTH FD              MF    936772102    1,614   43,940   x                                x
WELLPOINT INC                           COM    94973V107    1,317   18,100   x                                x
WELLS FARGO CO                          COM    949746101    2,335   34,815   x                                x
WENDY'S INTERNATIONAL INC               COM    950590109      621   10,650   x                                x
WEYERHAEUSER CO                         COM    962166104    1,552   24,936   x                                x
WOLVERINE TUBE INC                      COM    978093102      114   31,000   x                                x
WYETH                                   COM    983024100      836   18,820   x                                x
XCEL ENERGY INC                         COM    98389B100    1,573   82,025   x                                x
ZIMMER HOLDINGS INC                     COM    98956P102    1,151   20,300   x                                x
                                                          516,730